NATURE OF BUSINESS (Details Narrative) - $ / shares		1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2015	Jul. 31, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Stock [Member]
Number of shares issued						21,549,510
Private Placement Offering [Member]
Number of units issued	21,549,510
Share price (in dollars per unit)	$ 1.00		$ 1.00
Term of warrants	5 years
Private Placement Offering [Member] | Common Stock [Member]
Number of shares issued	1
Private Placement Offering [Member] | Warrant [Member]
Number of shares issued	1			23,549,509	23,549,510
Warrant exercise price (in dollars per share)	$ 2.00		$ 2.00
Term of warrants	5 years	3 years 6 months 29 days	5 years	2 years 9 months 29 days
Split-Off Agreement [Member]
Number of shares surrender and cancellation	23,100,000